INCOME TAX AND DEFERRED TAX ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31,	December 31,
	2018	2017

Deferred tax items
Allowance for doubtful accounts	$49,963	$201,647
Accrued expenses per US GAAP	162,089	253,938
Income not recognized per US GAAP	64,153	414,023
Current year loss - Chinese Tax	265,680	-
Total deferred items	541,885	869,608
Tax rate at	25%	25%
Net Deferred Tax Assets	$135,471	$217,402

Schedule of effective income tax rates
China	2018	2017	2016

US statutory tax rate	21.00%	34.00%	34.00%
Tax rate difference	4.00%	-9.00%	-9.00%
Changes in valuation allowance	-25.00%	0.00%	0.00%
Effective rate	0.00%	25.00%	25.00%